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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/09

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Riley Investment Management LLC
Address:   11100 Santa Monica Blvd., Suite 800
           Los Angeles, CA  90025

Form 13F File Number:  28-12395

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Allison Brogan
Title: Authorized Person
Phone: 310 966-1445

Signature, Place, and Date of Signing:

/s/ Allison Brogan              Los Angeles, CA                     05/14/09
------------------      ----------------------------------    ------------------
  [Signature]                    [City, State]                        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                   ---------------------------------------------

Form 13F Information Table Entry Total: 14
                                        ----------------------------------------

Form 13F Information Table Value Total: 32,977
                                        ----------------------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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                                        FORM 13F INFORMATION TABLE

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COLUMN 1                   COLUMN 2   COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
--------                   --------   --------     --------       --------         --------    --------              --------
                                                                                                                 VOTING AUTHORITY
                            TITLE OF                VALUE       SHRS OR  SH/   PUT/  INVESTMENT  OTHER         --------------------
NAME OF ISSUER               CLASS    CUSIP        (x$1000)     PRN AMT  PRN   CALL  DISCRETION  MANAGERS    SOLE    SHARED     NONE
--------------               -----    -----        --------     -------  ---   ----  ----------  --------    ----    ------     ----

                             COM
ALDILA INC NEW               NEW      014384200       194        34,370   SH            SOLE                34,370             0

ASYST TECHNOLOGIES INC       COM      04648X107       199       711,000   SH            SOLE               711,000             0

CALAMP CORP.                 COM      128126109        87       157,519   SH            SOLE               157,519             0
                             COM
                             0.0001

DDI CORP.                    NEW      233162502      5,652    1,835,099   SH            SOLE              1,620,069      215,030

INTEGRATED SILICON
SOLUTIONS                    COM      45812P107        8          5,139   SH            SOLE                 4,290           849

ITERIS INC                   COM      46564T107      4,848    3,700,665   SH            SOLE              2,111,096    1,589,569

LECROY CORP                  COM      52324W109      3,173    1,010,604   SH            SOLE               687,789       322,815

MAGNETEK INC                 COM      559424106      5,979    3,321,885   SH            SOLE              2,685,219      636,666

REGENT COMMUNICATIONS
INC                          COM      758865109        376     2,895,782   SH            SOLE              2,480,383     415,399

SILICON STORAGE TECH
INC.                         COM      827057100      6,731    4,079,242   SH            SOLE              3,569,366      509,876

MANAGEMENT NETWORK GRUP
INC                          COM      561693102      1,058    2,784,656   SH            SOLE              1,553,905    1,230,751

TRANS WORLD ENTERTAINMENT
CORPCOM                      COM      89336Q100      1,403    2,337,705   SH            SOLE              1,804,702      533,003

TRANSWITCH CORP              COM      894065101        109       364,408   SH            SOLE                73,498      290,910
                             COM
                             PAR

ZILOG INC                    $0.01    989524301      3,160    1,344,692   SH            SOLE              1,320,544      24,148


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